Reserve for Life-Contingent Contract Benefits and Contractholder Funds	12 Months Ended
Dec. 31, 2020
Reserve for Life-Contingent Contract Benefits and Contractholder Funds
Reserve for Life-Contingent Contract Benefits and Contractholder Funds	Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2020	2019
Immediate fixed annuities:
Structured settlement annuities	$2,347,415	$2,051,363
Other immediate fixed annuities	58,832	61,039
Traditional life insurance	273,067	265,971
Accident and health insurance	18,218	32,261
Other	851	1,175
Total reserve for life-contingent contract benefits	$2,698,383	$2,411,809
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	Actual company experience with projected calendar year improvements	6.0%	Present value of contractually specified future benefits and expenses
Other immediate fixed annuities	Actual company experience with projected calendar year improvements	6.0%	Present value of expected future benefits and expenses
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.5% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 1.4% to 5.8%	Projected benefit ratio applied to cumulative assessments
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(1)In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).
In the third quarter of 2020, the premium deficiency evaluation of the Company’s immediate annuities with life contingencies resulted in a premium deficiency reserve of $196.0 million. The long-term investment yield assumption was lowered, which resulted in the prior sufficiency changing to a deficiency. The deficiency was recognized as an increase in the reserve for life contingent contract benefits. The original assumptions used to establish reserves were updated to reflect current assumptions, and the primary changes included mortality expectations, where annuitants are living longer than originally anticipated, and long-term investment yields. In 2019, the Company’s reviews concluded that no premium deficiency adjustments were necessary.
To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, an insurance reserves adjustment is recorded for certain immediate annuities with life contingencies. This liability is included in the reserve for life-contingent contract benefits with respect to this unrealized deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in AOCI. This liability was $321.6 million and $231.4 million as of December 31, 2020 and 2019, respectively.
As of December 31, contractholder funds consist of the following:

($ in thousands)	2020	2019
Interest-sensitive life insurance	$773,531	$756,995
Investment contracts:
Fixed annuities	1,639,591	1,741,488
Other investment contracts	51,648	49,485
Total contractholder funds	$2,464,770	$2,547,968
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 8.3% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.0% to 5.1% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0.6% to 7.0% for immediate annuities and 1.0% to 5.0% for other fixed annuities
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 12.2% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts: Guaranteed minimum income, accumulation and withdrawal benefits on variable annuities (1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related variable annuity or interest-sensitive life contract
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(1)In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with Prudential.
Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2020	2019	2018
Balance, beginning of year	$2,547,968	$2,681,300	$2,874,884
Deposits	104,355	104,850	107,606
Interest credited	83,769	86,338	91,430
Benefits	(102,483)	(104,681)	(114,006)
Surrenders and partial withdrawals	(100,697)	(152,898)	(190,873)
Contract charges	(76,801)	(75,879)	(75,483)
Net transfers (to) from separate accounts	(84)	88	256
Other adjustments	8,743	8,850	(12,514)
Balance, end of year	$2,464,770	$2,547,968	$2,681,300
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuity contracts’ separate accounts with guarantees included $237.9 million and $222.2 million of equity, fixed income and balanced mutual funds and $22.3 million and $21.7 million of money market mutual funds as of December 31, 2020 and 2019, respectively.
The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in thousands)	As of December 31,
	2020	2019
In the event of death
Separate account value	$260,159	$243,833
Net amount at risk (1)	$4,081	$4,392
Average attained age of contractholders	71 years	68 years
At annuitization (includes income benefit guarantees)
Separate account value	$21,409	$18,849
Net amount at risk (2)	$1,674	$1,750
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$13,999	$15,173
Net amount at risk (3)	$234	$421
Accumulation at specified dates
Separate account value	$18,285	$24,033
Net amount at risk (4)	$117	$224
Weighted average waiting period until guarantee date	2 years	3 years
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(1)Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.
The following table summarizes the liabilities for guarantees.

($ in thousands)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2019	$34,135	$336	$2,414	$36,885
Less reinsurance recoverables	1,189	333	2,414	3,936
Net balance as of December 31, 2019	32,946	3	—	32,949
Incurred guarantee benefits	6,041	—	—	6,041
Paid guarantee benefits	(745)	—	—	(745)
Net change	5,296	—	—	5,296
Net balance as of December 31, 2020	38,242	3	—	38,245
Plus reinsurance recoverables	877	267	715	1,859
Balance, December 31, 2020	$39,119	$270	$715	$40,104

Balance, December 31, 2018	$30,674	$572	$3,401	$34,647
Less reinsurance recoverables	1,752	568	3,401	5,721
Net balance as of December 31, 2018	28,922	4	—	28,926
Incurred guarantee benefits	4,412	(1)	—	4,411
Paid guarantee benefits	(388)	—	—	(388)
Net change	4,024	(1)	—	4,023
Net balance as of December 31, 2019	32,946	3	—	32,949
Plus reinsurance recoverables	1,189	333	2,414	3,936
Balance, December 31, 2019	$34,135	$336	$2,414	$36,885
The following table summarizes reserves included in total liability balance for guarantees by type of benefit as of December 31.

($ in thousands)	2020	2019	2018
Variable annuity
Death benefits	$851	$1,174	$1,752
Income benefits	267	333	568
Accumulation benefits	423	1,987	3,003
Withdrawal benefits	292	427	398
Other guarantees	38,271	32,964	28,926
Total	$40,104	$36,885	$34,647